American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
January 31, 2023

International Bond Fund - Schedule of Investments
JANUARY 31, 2023 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 56.7%
Australia — 3.9%
Australia Government Bond, 2.75%, 4/21/24	AUD	19,437,000	13,648,088
Australia Government Bond, 0.50%, 9/21/26	AUD	4,000,000	2,564,075
Australia Government Bond, 1.50%, 6/21/31	AUD	6,500,000	3,925,054
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,748,000	3,238,185
New South Wales Treasury Corp., 1.50%, 2/20/32	AUD	1,800,000	1,010,828
New South Wales Treasury Corp., 2.00%, 3/8/33	AUD	1,800,000	1,029,223
Treasury Corp. of Victoria, 4.25%, 12/20/32	AUD	1,300,000	913,036
Treasury Corp. of Victoria, 2.25%, 9/15/33	AUD	1,900,000	1,094,552
			27,423,041
Austria — 1.1%
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,352,000	2,395,019
Republic of Austria Government Bond, 0.90%, 2/20/32(1)	EUR	3,000,000	2,762,407
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	2,220,000	2,752,089
			7,909,515
Belgium — 0.6%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	576,000	722,901
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,979,000	3,212,472
			3,935,373
Canada — 3.8%
Canadian Government Bond, 0.25%, 4/1/24	CAD	4,000,000	2,870,873
Canadian Government Bond, 0.50%, 12/1/30	CAD	16,700,000	10,463,810
Canadian Government Bond, 2.75%, 12/1/48	CAD	1,250,000	896,273
Canadian Government Bond, 2.00%, 12/1/51	CAD	2,200,000	1,337,345
Province of Ontario, 2.85%, 6/2/23	CAD	549,000	410,305
Province of Quebec Canada, 5.75%, 12/1/36	CAD	9,494,000	8,529,609
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	680,208
Province of Quebec Canada, 3.50%, 12/1/48	CAD	1,751,000	1,211,245
			26,399,668
Chile — 0.1%
Chile Government International Bond, 4.00%, 1/31/52		500,000	407,399
China — 5.6%
China Development Bank, 3.50%, 8/13/26	CNY	35,260,000	5,325,863
China Development Bank, 3.50%, 8/13/26	CNY	23,000,000	3,474,869
China Government Bond, 3.25%, 6/6/26	CNY	120,400,000	18,231,465
China Government Bond, 3.86%, 7/22/49	CNY	30,900,000	5,005,624
China Government Bond, 3.39%, 3/16/50	CNY	24,800,000	3,721,321
China Government Bond, 3.81%, 9/14/50	CNY	20,000,000	3,228,978
			38,988,120
Colombia — 0.2%
Colombia Government International Bond, 7.50%, 2/2/34(2)		429,000	424,477
Colombian TES, 7.00%, 6/30/32	COP	8,650,000,000	1,328,849
			1,753,326
Czech Republic — 0.2%
Czech Republic Government Bond, 0.25%, 2/10/27	CZK	46,200,000	1,756,003
Denmark — 0.1%
Denmark Government Bond, 0.25%, 11/15/52	DKK	8,000,000	657,437
Finland — 0.6%
Finland Government Bond, 0.125%, 4/15/36(1)	EUR	2,500,000	1,896,751

Finland Government Bond, 1.375%, 4/15/47(1)	EUR	2,390,000	1,995,328
Finland Government Bond, 0.125%, 4/15/52(1)	EUR	600,000	324,397
			4,216,476
France — 4.6%
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	234,680	250,824
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	346,000	438,812
French Republic Government Bond OAT, 0.00%, 11/25/29(3)	EUR	1,850,000	1,688,661
French Republic Government Bond OAT, 2.50%, 5/25/30	EUR	3,535,000	3,828,874
French Republic Government Bond OAT, 1.50%, 5/25/31	EUR	1,460,000	1,460,792
French Republic Government Bond OAT, 0.00%, 5/25/32(3)	EUR	20,750,000	17,572,662
French Republic Government Bond OAT, 5.75%, 10/25/32	EUR	1,060,000	1,450,125
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,688,000	5,281,006
French Republic Government Bond OAT, 0.75%, 5/25/52	EUR	750,000	464,674
			32,436,430
Germany — 3.1%
Bundesobligation, 0.00%, 4/16/27(3)	EUR	13,500,000	13,315,621
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/32(3)	EUR	4,000,000	3,563,000
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 8/15/32	EUR	1,770,000	1,838,040
Bundesrepublik Deutschland Bundesanleihe, 1.00%, 5/15/38	EUR	750,000	676,320
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/50(3)	EUR	4,150,000	2,505,161
			21,898,142
Greece — 0.1%
Hellenic Republic Government Bond, 1.50%, 6/18/30(1)	EUR	1,000,000	915,036
Indonesia — 1.8%
Indonesia Treasury Bond, 6.375%, 4/15/32	IDR	80,700,000,000	5,276,023
Indonesia Treasury Bond, 7.00%, 2/15/33	IDR	106,000,000,000	7,207,045
			12,483,068
Ireland — 1.3%
Ireland Government Bond, 1.10%, 5/15/29	EUR	4,650,000	4,626,779
Ireland Government Bond, 0.00%, 10/18/31(3)	EUR	750,000	645,816
Ireland Government Bond, 0.40%, 5/15/35	EUR	4,500,000	3,645,036
Ireland Government Bond, 1.50%, 5/15/50	EUR	60,000	47,342
			8,964,973
Italy — 4.9%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	8,152,000	8,537,886
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	5,382,000	5,651,707
Italy Buoni Poliennali Del Tesoro, 0.00%, 4/1/26(3)	EUR	5,350,000	5,232,870
Italy Buoni Poliennali Del Tesoro, 0.25%, 3/15/28	EUR	5,400,000	4,969,439
Italy Buoni Poliennali Del Tesoro, 1.35%, 4/1/30	EUR	1,450,000	1,335,293
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/1/32	EUR	2,500,000	2,368,835
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	5,194,000	5,970,547
			34,066,577
Japan — 8.0%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,377,400,000	12,485,430
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,137,950,000	18,259,978
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	96,350,000	728,423
Japan Government Thirty Year Bond, 0.70%, 9/20/51	JPY	1,435,000,000	8,863,572
Japan Government Thirty Year Bond, 0.70%, 12/20/51	JPY	690,000,000	4,246,201
Japan Government Thirty Year Bond, 1.00%, 3/20/52	JPY	521,000,000	3,480,319
Japan Government Thirty Year Bond, 1.30%, 6/20/52	JPY	120,000,000	863,387
Japan Government Twenty Year Bond, 0.60%, 9/20/37	JPY	215,000,000	1,545,974
Japan Government Twenty Year Bond, 0.30%, 12/20/39	JPY	427,200,000	2,813,120
Japan Government Twenty Year Bond, 0.50%, 12/20/41	JPY	316,000,000	2,093,201
Japan Government Twenty Year Bond, 1.10%, 9/20/42	JPY	110,000,000	806,965
			56,186,570

Malaysia — 0.3%
Malaysia Government Bond, 4.70%, 10/15/42	MYR	9,700,000	2,428,645
Mexico — 1.6%
Mexican Bonos, 7.75%, 5/29/31	MXN	206,100,000	10,355,620
Mexico Government International Bond, 6.35%, 2/9/35		571,000	607,428
			10,963,048
Netherlands — 1.6%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,639,000	7,762,053
Netherlands Government Bond, 0.00%, 7/15/31(1)(3)	EUR	1,700,000	1,498,682
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	913,000	1,049,106
Netherlands Government Bond, 0.00%, 1/15/52(1)(3)	EUR	1,000,000	561,172
			10,871,013
New Zealand — 2.1%
New Zealand Government Bond, 0.50%, 5/15/24	NZD	22,562,000	13,810,151
New Zealand Government Bond, 1.50%, 5/15/31	NZD	2,180,000	1,156,168
			14,966,319
Norway — 0.1%
Norway Government Bond, 1.75%, 9/6/29(1)	NOK	8,270,000	772,887
Peru — 0.1%
Peru Government Bond, 6.15%, 8/12/32	PEN	4,500,000	1,024,663
Poland — 0.5%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	12,035,000	2,744,153
Republic of Poland Government Bond, 1.75%, 4/25/32	PLN	5,400,000	882,111
			3,626,264
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 4.10%, 2/15/45(1)	EUR	950,000	1,120,087
Saudi Arabia — 0.2%
Saudi Government International Bond, 4.75%, 1/18/28(1)		1,338,000	1,357,133
Singapore — 0.4%
Singapore Government Bond, 2.875%, 7/1/29	SGD	3,760,000	2,843,325
South Africa — 0.8%
Republic of South Africa Government Bond, 8.50%, 1/31/37	ZAR	116,000,000	5,419,378
Spain — 3.1%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,275,000	2,501,339
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,823,000	5,109,368
Spain Government Bond, 0.00%, 1/31/28(3)	EUR	2,000,000	1,881,707
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	3,933,000	4,769,651
Spain Government Bond, 0.10%, 4/30/31(1)	EUR	3,750,000	3,203,339
Spain Government Bond, 1.85%, 7/30/35(1)	EUR	800,000	731,803
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	380,000	511,615
Spain Government Bond, 2.70%, 10/31/48(1)	EUR	3,210,000	2,974,522
			21,683,344
Sweden — 0.2%
Sweden Government Bond, 3.50%, 3/30/39(1)	SEK	9,400,000	1,089,126
Switzerland — 0.7%
Swiss Confederation Government Bond, 0.50%, 5/27/30	CHF	1,233,000	1,285,551
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	2,995,000	3,734,242
			5,019,793
Thailand — 0.4%
Thailand Government Bond, 1.59%, 12/17/35	THB	103,000,000	2,731,965
United Kingdom — 4.4%
United Kingdom Gilt, 0.125%, 1/30/26	GBP	5,000,000	5,644,058
United Kingdom Gilt, 4.75%, 12/7/30	GBP	2,520,000	3,424,113
United Kingdom Gilt, 0.25%, 7/31/31	GBP	3,900,000	3,730,341
United Kingdom Gilt, 1.00%, 1/31/32	GBP	3,500,000	3,521,364

United Kingdom Gilt, 1.75%, 9/7/37	GBP	2,200,000	2,129,723
United Kingdom Gilt, 4.50%, 12/7/42	GBP	4,128,000	5,627,136
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,016,000	2,681,873
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,990,000	4,070,518
			30,829,126
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $452,205,533)			397,143,270
CORPORATE BONDS — 16.5%
Belgium — 0.1%
Anheuser-Busch InBev SA, 1.65%, 3/28/31	EUR	1,000,000	957,792
Bermuda†
Aircastle Ltd., 5.25%, 8/11/25(1)		$163,000	159,396
Canada — 0.3%
Cenovus Energy, Inc., 2.65%, 1/15/32		180,000	150,006
Royal Bank of Canada, 0.625%, 9/10/25	EUR	1,500,000	1,524,779
Toronto-Dominion Bank, 4.46%, 6/8/32		$234,000	229,784
Waste Connections, Inc., 3.20%, 6/1/32		105,000	94,256
			1,998,825
Colombia — 0.2%
Ecopetrol SA, 8.875%, 1/13/33		1,350,000	1,386,673
France — 2.5%
Arkea Home Loans SFH SA, 0.01%, 10/4/30	EUR	1,500,000	1,293,252
Banque Federative du Credit Mutuel SA, 0.25%, 7/19/28	EUR	900,000	804,034
BNP Paribas SA, VRN, 2.00%, 5/24/31	GBP	1,400,000	1,513,677
BPCE SA, 1.375%, 3/23/26	EUR	1,500,000	1,520,048
BPCE SFH SA, 0.125%, 12/3/30	EUR	3,000,000	2,594,438
Cie de Financement Foncier SA, 1.20%, 4/29/31	EUR	1,500,000	1,410,315
Credit Agricole Assurances SA, VRN, 2.625%, 1/29/48	EUR	1,000,000	975,224
Credit Agricole Public Sector SCF SA, 0.125%, 12/8/32	EUR	4,000,000	3,376,476
Credit Mutuel Arkea SA, 1.125%, 5/23/29	EUR	400,000	370,624
La Banque Postale SA, VRN, 0.75%, 8/2/32	EUR	1,700,000	1,522,592
Orange SA, 5.25%, 12/5/25	GBP	150,000	190,300
Societe Generale SA, 1.25%, 12/7/27	GBP	1,700,000	1,755,905
Societe Generale SFH SA, 0.75%, 1/29/27	EUR	300,000	297,979
			17,624,864
Germany — 1.7%
Bayer AG, VRN, 2.375%, 11/12/79	EUR	1,100,000	1,118,074
Bayer AG, VRN, 4.50%, 3/25/82	EUR	400,000	411,487
Commerzbank AG, 1.75%, 1/22/25	GBP	500,000	572,495
Commerzbank AG, VRN, 4.00%, 12/5/30	EUR	1,100,000	1,153,705
Deutsche Bank AG, 2.625%, 12/16/24	GBP	1,500,000	1,752,765
Deutsche Bank AG, VRN, 4.30%, 5/24/28		$512,000	500,553
Deutsche Telekom AG, 1.375%, 7/5/34	EUR	700,000	610,696
Kreditanstalt fuer Wiederaufbau, 0.01%, 5/5/27	EUR	5,800,000	5,616,186
			11,735,961
Ireland — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24		$178,000	166,586
Bank of Ireland Group PLC, VRN, 2.375%, 10/14/29	EUR	800,000	824,515
Glencore Capital Finance DAC, 1.125%, 3/10/28	EUR	2,000,000	1,862,326
			2,853,427
Italy — 0.6%
Intesa Sanpaolo SpA, 4.75%, 9/6/27	EUR	1,300,000	1,438,165
Telecom Italia SpA, 4.00%, 4/11/24	EUR	1,000,000	1,069,785
UniCredit SpA, VRN, 5.86%, 6/19/32(1)		$1,440,000	1,339,631
			3,847,581

Luxembourg — 0.8%
European Financial Stability Facility, 0.40%, 5/31/26	EUR	3,370,000	3,392,090
European Financial Stability Facility, 2.35%, 7/29/44	EUR	1,531,000	1,495,036
Telecom Italia Capital SA, 6.375%, 11/15/33		$1,155,000	983,327
			5,870,453
Mexico†
Petroleos Mexicanos, 10.00%, 2/7/33(1)(2)		773,000	3,479
Multinational — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)		999,769	981,233
Netherlands — 0.4%
Deutsche Telekom International Finance BV, 1.25%, 10/6/23	GBP	1,150,000	1,393,984
ING Groep NV, 2.125%, 1/10/26	EUR	1,500,000	1,573,213
			2,967,197
Norway — 0.3%
Equinor ASA, 0.875%, 2/17/23	EUR	1,950,000	2,118,567
Portugal — 0.4%
Caixa Geral de Depositos SA, VRN, 0.375%, 9/21/27	EUR	1,000,000	935,702
EDP - Energias de Portugal SA, VRN, 1.70%, 7/20/80	EUR	1,500,000	1,486,038
			2,421,740
Spain — 0.3%
Abanca Corp. Bancaria SA, 0.75%, 5/28/29	EUR	300,000	280,272
CaixaBank SA, VRN, 2.75%, 7/14/28	EUR	500,000	538,478
CaixaBank SA, VRN, 2.25%, 4/17/30	EUR	1,400,000	1,419,284
			2,238,034
Supranational — 1.4%
European Financial Stability Facility, 2.75%, 12/3/29	EUR	2,000,000	2,172,433
European Union, 0.00%, 7/4/31(3)	EUR	8,900,000	7,629,771
			9,802,204
Sweden — 0.1%
Skandinaviska Enskilda Banken AB, 3.70%, 6/9/25(1)		$760,000	740,180
Switzerland — 0.3%
UBS Group AG, VRN, 3.125%, 6/15/30	EUR	1,800,000	1,863,260
United Kingdom — 2.2%
Barclays PLC, 3.25%, 2/12/27	GBP	400,000	458,145
Barclays PLC, VRN, 2.00%, 2/7/28	EUR	1,000,000	1,086,964
Barclays PLC, VRN, 1.125%, 3/22/31	EUR	1,000,000	956,288
Coventry Building Society, 0.125%, 6/20/26	EUR	1,200,000	1,173,945
HSBC Holdings PLC, VRN, 4.76%, 6/9/28		$443,000	436,495
International Game Technology PLC, 5.25%, 1/15/29(1)		780,000	749,545
Lloyds Banking Group PLC, VRN, 1.875%, 1/15/26	GBP	770,000	889,506
Lloyds Banking Group PLC, VRN, 1.99%, 12/15/31	GBP	1,000,000	1,074,241
Marks & Spencer PLC, 4.50%, 7/10/27	GBP	600,000	679,811
Nationwide Building Society, VRN, 2.00%, 7/25/29	EUR	700,000	727,762
NatWest Group PLC, VRN, 1.75%, 3/2/26	EUR	200,000	206,944
NatWest Group PLC, VRN, 2.11%, 11/28/31	GBP	900,000	955,619
Santander UK PLC, 1.125%, 3/12/27	EUR	2,000,000	2,000,603
Tesco PLC, 5.00%, 3/24/23	GBP	1,150,000	1,417,610
Vodafone Group PLC, VRN, 4.20%, 10/3/78	EUR	800,000	808,744
Vodafone Group PLC, VRN, 2.625%, 8/27/80	EUR	1,000,000	987,459
Wm Morrison Supermarkets Ltd., 3.50%, 7/27/26	GBP	700,000	768,065
			15,377,746
United States — 4.3%
Albemarle Corp., 4.65%, 6/1/27		$260,000	258,253
Ashtead Capital, Inc., 5.50%, 8/11/32(1)		778,000	781,261
Ashtead Capital, Inc., 5.55%, 5/30/33(1)		200,000	200,890

AT&T, Inc., 4.50%, 5/15/35		283,000	269,278
AT&T, Inc., 1.80%, 9/14/39	EUR	700,000	549,754
Bank of America Corp., 2.30%, 7/25/25	GBP	400,000	470,128
Bristol-Myers Squibb Co., 2.55%, 11/13/50		$390,000	266,162
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		553,000	516,413
Centene Corp., 4.625%, 12/15/29		320,000	304,413
Centene Corp., 3.375%, 2/15/30		884,000	778,503
CF Industries, Inc., 5.15%, 3/15/34		108,000	106,937
Chart Industries, Inc., 7.50%, 1/1/30(1)		775,000	793,406
Citigroup, Inc., VRN, 3.67%, 7/24/28		1,045,000	990,499
Comcast Corp., 3.75%, 4/1/40		80,000	70,765
CSX Corp., 4.25%, 3/15/29		290,000	287,646
DAE Funding LLC, 1.55%, 8/1/24(1)		228,000	215,379
DISH DBS Corp., 5.25%, 12/1/26(1)		330,000	285,038
Dominion Energy, Inc., 4.85%, 8/15/52		300,000	282,578
Duke Energy Corp., 5.00%, 8/15/52		260,000	248,935
Ford Motor Credit Co. LLC, 7.35%, 3/6/30		445,000	467,642
General Motors Financial Co., Inc., 1.55%, 7/30/27	GBP	1,000,000	1,059,417
General Motors Financial Co., Inc., 2.40%, 10/15/28		$225,000	192,921
Glencore Funding LLC, 2.625%, 9/23/31(1)		300,000	250,678
Goldman Sachs Group, Inc., 4.25%, 1/29/26	GBP	900,000	1,097,490
Gray Escrow II, Inc., 5.375%, 11/15/31(1)		$1,147,000	883,534
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28		32,000	29,711
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29		85,000	73,708
KB Home, 4.80%, 11/15/29		867,000	779,000
Kraft Heinz Foods Co., 5.00%, 6/4/42		219,000	211,115
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)		588,000	489,295
Level 3 Financing, Inc., 4.625%, 9/15/27(1)		679,000	576,395
Lowe's Cos., Inc., 3.35%, 4/1/27		908,000	870,014
Mondelez International, Inc., 1.375%, 3/17/41	EUR	1,000,000	751,538
MPLX LP, 2.65%, 8/15/30		$260,000	221,940
Netflix, Inc., 5.875%, 11/15/28		381,000	396,213
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32		480,000	488,521
Norfolk Southern Corp., 4.55%, 6/1/53		280,000	261,638
Oracle Corp., 3.60%, 4/1/40		155,000	122,978
O'Reilly Automotive, Inc., 4.70%, 6/15/32		360,000	359,643
Owl Rock Capital Corp., 3.40%, 7/15/26		107,000	96,673
Paramount Global, 4.375%, 3/15/43		40,000	29,569
Parker-Hannifin Corp., 4.25%, 9/15/27		1,010,000	999,070
Penn Entertainment, Inc., 4.125%, 7/1/29(1)		408,000	337,134
Public Service Electric & Gas Co., 3.10%, 3/15/32		188,000	170,369
Regal Rexnord Corp., 6.40%, 4/15/33(1)		667,000	684,576
SBL Holdings, Inc., VRN, 6.50%(1)(4)		789,000	606,583
Scientific Games International, Inc., 7.25%, 11/15/29(1)		900,000	903,510
Southern Co. Gas Capital Corp., 1.75%, 1/15/31		300,000	241,540
Sprint LLC, 7.625%, 2/15/25		1,200,000	1,247,161
Sysco Corp., 5.95%, 4/1/30		384,000	412,530
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)		753,000	621,349
Time Warner Cable LLC, 4.50%, 9/15/42		285,000	227,118
T-Mobile USA, Inc., 4.75%, 2/1/28		595,000	590,059
T-Mobile USA, Inc., 3.375%, 4/15/29		120,000	109,543
T-Mobile USA, Inc., 3.50%, 4/15/31		343,000	307,371
Truist Financial Corp., VRN, 4.12%, 6/6/28		320,000	313,172
Union Electric Co., 3.90%, 4/1/52		144,000	124,371
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27		296,635	289,357

United Natural Foods, Inc., 6.75%, 10/15/28(1)	795,000	768,209
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/33(1)	623,000	530,017
Verizon Communications, Inc., 4.33%, 9/21/28	220,000	217,134
Viatris, Inc., 4.00%, 6/22/50	167,000	115,935
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	1,060,000	1,024,439
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	163,000	152,852
WEC Energy Group, Inc., 1.375%, 10/15/27	1,000,000	872,808
Wells Fargo & Co., VRN, 3.07%, 4/30/41	535,000	417,616
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	580,000	576,637
		30,246,331
TOTAL CORPORATE BONDS (Cost $127,073,663)		115,194,943
U.S. TREASURY SECURITIES — 6.6%
U.S. Treasury Bonds, 3.375%, 8/15/42	1,000,000	945,703
U.S. Treasury Notes, 1.50%, 2/29/24	2,100,000	2,029,231
U.S. Treasury Notes, 3.25%, 8/31/24	7,930,000	7,788,282
U.S. Treasury Notes, 4.25%, 9/30/24	1,455,000	1,451,874
U.S. Treasury Notes, 3.125%, 8/15/25	500,000	489,688
U.S. Treasury Notes, 1.875%, 2/28/27	600,000	558,738
U.S. Treasury Notes, 1.875%, 2/28/29	8,000,000	7,254,688
U.S. Treasury Notes, 2.625%, 7/31/29	6,860,000	6,483,504
U.S. Treasury Notes, 2.75%, 8/15/32	20,614,000	19,398,096
TOTAL U.S. TREASURY SECURITIES (Cost $47,337,674)		46,399,804
PREFERRED STOCKS — 5.0%
Bermuda — 0.1%
Aircastle Ltd., 5.25%(1)	1,130,000	932,250
France — 2.0%
Accor SA, 2.625%	1,300,000	1,270,199
AXA SA, 3.875%	500,000	531,983
AXA SA, 6.69%	1,270,000	1,594,574
BNP Paribas Cardif SA, 4.03%	1,400,000	1,483,625
CNP Assurances, 4.75%	1,500,000	1,542,626
Credit Agricole Assurances SA, 4.25%	1,900,000	2,038,360
Electricite de France SA, 3.375%	1,600,000	1,382,855
La Banque Postale SA, 3.875%	800,000	766,915
Orange SA, 2.375%	500,000	519,794
TotalEnergies SE, 2.625%	2,900,000	3,004,065
		14,134,996
Germany — 0.4%
Allianz SE, 2.625%	1,200,000	986,761
Allianz SE, 3.20%(1)	805,000	650,118
Commerzbank AG, 4.25%	400,000	349,285
Deutsche Bank AG, 4.625%	600,000	525,501
		2,511,665
Italy — 1.1%
Assicurazioni Generali SpA, 4.60%	1,200,000	1,281,641
Enel SpA, 2.25%	1,000,000	947,593
Eni SpA, 3.375%	2,700,000	2,522,675
Intesa Sanpaolo SpA, 3.75%	900,000	878,178
Intesa Sanpaolo Vita SpA, 4.75%	1,000,000	1,069,030
UniCredit SpA, 3.875%	1,000,000	860,887
		7,560,004
Netherlands — 1.1%
Cooperatieve Rabobank UA, 3.10%	600,000	531,173

Naturgy Finance BV, 2.37%		1,700,000	1,633,457
Telefonica Europe BV, 2.38%		1,600,000	1,389,451
Telefonica Europe BV, 2.875%		1,200,000	1,138,993
Volkswagen International Finance NV, 3.875%		3,500,000	3,334,192
			8,027,266
United Kingdom — 0.3%
Lloyds Banking Group PLC, 8.50%		800,000	1,015,868
SSE PLC, 3.125%		1,000,000	1,012,495
			2,028,363
TOTAL PREFERRED STOCKS (Cost $40,632,865)			35,194,544
COLLATERALIZED LOAN OBLIGATIONS — 2.4%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 5.67%, (1-month LIBOR plus 1.20%), 6/15/36(1)		2,706,500	2,658,812
AIMCO CLO Ltd., Series 2019-10A, Class CR, VRN, 6.72%, (3-month LIBOR plus 1.90%), 7/22/32(1)		1,100,000	1,054,426
Allegro CLO V Ltd., Series 2017-1A, Class BR, VRN, 6.24%, (3-month LIBOR plus 1.45%), 10/16/30(1)		750,000	721,515
Carlyle Global Market Strategies CLO Ltd., Series 2019-2A, Class A2R, VRN, 6.44%, (3-month LIBOR plus 1.65%), 7/15/32(1)		850,000	824,909
CBAM Ltd., Series 2018-7A, Class B1, VRN, 6.41%, (3-month LIBOR plus 1.60%), 7/20/31(1)		2,300,000	2,228,961
Dryden 65 CLO Ltd., Series 2018-65A, Class C, VRN, 6.89%, (3-month LIBOR plus 2.10%), 7/18/30(1)		2,200,000	2,120,922
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 6.29%, (3-month LIBOR plus 1.50%), 4/15/31(1)		2,050,000	2,019,603
Marathon CLO Ltd., Series 2021-17A, Class B1, VRN, 7.49%, (3-month LIBOR plus 2.68%), 1/20/35(1)		1,800,000	1,695,258
MF1 Ltd., Series 2020-FL4, Class A, VRN, 6.30%, (1-month SOFR plus 1.81%), 11/15/35(1)		1,871,140	1,856,568
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.49%, (3-month LIBOR plus 1.70%), 4/18/33(1)		1,650,000	1,621,661
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $16,924,049)			16,802,635
ASSET-BACKED SECURITIES — 2.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		1,050,000	933,610
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)		1,516,462	1,289,132
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	3,450,000	2,412,913
FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.67%, 10/19/37(1)		$2,000,000	1,817,443
FirstKey Homes Trust, Series 2022-SFR3, Class B, 4.50%, 7/17/26(1)		1,400,000	1,343,320
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		688,526	646,384
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)		1,311,416	1,110,169
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		872,365	726,595
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)		3,218,750	2,741,622
Progress Residential Trust, Series 2020-SFR2, Class C, 3.08%, 6/17/37(1)		750,000	697,031
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class D, 4.18%, 8/20/36(1)		466,099	443,689
Sierra Timeshare Receivables Funding LLC, Series 2021-8, Class D, 3.17%, 11/20/37(1)		364,955	334,312
Vantage Data Centers LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)		1,969,334	1,887,745
TOTAL ASSET-BACKED SECURITIES (Cost $17,447,033)			16,383,965
U.S. GOVERNMENT AGENCY SECURITIES — 0.2%
FHLMC, 6.25%, 7/15/32 (Cost $1,174,309)		890,000	1,065,926
SHORT-TERM INVESTMENTS — 8.4%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class		31,258	31,258
Repurchase Agreements — 3.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 10/31/23 - 11/30/23, valued at $6,070,472), in a joint trading account at 4.22%, dated 1/31/23, due 2/1/23 (Delivery value $5,951,051)			5,950,353
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.875%, 1/15/2026, valued at $19,159,778), at 4.28%, dated 1/31/23, due 2/1/23 (Delivery value $18,786,233)			18,784,000
			24,734,353
Treasury Bills(5) — 4.9%
U.S. Treasury Bills, 3.11%, 2/16/23		7,588,000	7,574,429

U.S. Treasury Bills, 1.93%, 4/20/23(6)	27,000,000	26,734,959
		34,309,388
TOTAL SHORT-TERM INVESTMENTS (Cost $59,234,093)		59,074,999
TOTAL INVESTMENT SECURITIES—98.1% (Cost $762,029,219)		687,260,086
OTHER ASSETS AND LIABILITIES — 1.9%		13,500,108
TOTAL NET ASSETS — 100.0%		$700,760,194

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	5,306,412	USD	3,568,668	Bank of America N.A.	3/15/23	$182,918
USD	6,929,999	AUD	10,265,144	Bank of America N.A.	3/15/23	(327,367)
USD	3,317,417	AUD	4,894,822	Bank of America N.A.	3/15/23	(143,179)
USD	1,933,503	AUD	2,795,261	Bank of America N.A.	3/15/23	(42,721)
BRL	36,395,670	USD	7,114,783	Goldman Sachs & Co.	3/15/23	1,030
CAD	17,612,021	USD	12,954,140	Morgan Stanley	3/15/23	286,483
CAD	844,958	USD	623,724	Morgan Stanley	3/15/23	11,511
USD	669,674	CAD	907,645	Morgan Stanley	3/15/23	(12,689)
USD	6,892,161	CAD	9,342,462	Morgan Stanley	3/15/23	(131,452)
CHF	1,039,562	USD	1,119,911	Morgan Stanley	3/15/23	20,649
CHF	3,167,429	USD	3,486,150	Morgan Stanley	3/15/23	(10,990)
USD	3,369,199	CHF	3,107,362	Morgan Stanley	3/15/23	(40,058)
CLP	561,785,702	USD	626,993	Bank of America N.A.	3/15/23	74,219
CNY	466,331,455	USD	67,535,330	Morgan Stanley	3/15/23	1,706,445
CNY	5,857,308	USD	845,893	Morgan Stanley	3/15/23	23,811
CNY	13,593,127	USD	1,994,589	Morgan Stanley	3/15/23	23,744
COP	4,587,353,477	USD	932,199	Morgan Stanley	3/15/23	42,294
USD	1,248,172	COP	6,115,670,512	Morgan Stanley	3/15/23	(50,982)
DKK	13,093,039	USD	1,865,239	UBS AG	3/15/23	53,753
EUR	1,629,683	USD	1,760,407	Bank of America N.A.	2/3/23	11,431
EUR	1,590,469	USD	1,681,571	Goldman Sachs & Co.	2/3/23	47,633
EUR	3,218,496	USD	3,419,610	Goldman Sachs & Co.	2/3/23	79,632
EUR	1,607,354	USD	1,713,846	Goldman Sachs & Co.	2/3/23	33,716
EUR	3,235,727	USD	3,478,824	Goldman Sachs & Co.	2/3/23	39,152
EUR	1,622,783	USD	1,760,147	Goldman Sachs & Co.	2/3/23	4,190
EUR	1,637,122	USD	1,778,666	Goldman Sachs & Co.	2/3/23	1,261
EUR	3,224,006	USD	3,505,428	Goldman Sachs & Co.	2/3/23	(195)
EUR	28,767,757	USD	30,434,273	Goldman Sachs & Co.	3/15/23	922,867
EUR	1,382,315	USD	1,464,026	Goldman Sachs & Co.	3/15/23	42,711
EUR	819,441	USD	877,653	Goldman Sachs & Co.	3/15/23	15,546
EUR	592,033	USD	627,916	Goldman Sachs & Co.	3/15/23	17,406
EUR	409,780	USD	441,490	Goldman Sachs & Co.	3/15/23	5,174
EUR	182,855	USD	198,485	Goldman Sachs & Co.	3/15/23	829
EUR	143,127	USD	155,888	Goldman Sachs & Co.	3/15/23	122
USD	1,532,572	EUR	1,447,568	Goldman Sachs & Co.	2/3/23	(41,266)
USD	5,192,546	EUR	4,821,919	Goldman Sachs & Co.	2/3/23	(49,984)
USD	1,774,746	EUR	1,637,514	Goldman Sachs & Co.	2/3/23	(5,607)
USD	5,295,360	EUR	4,869,897	Goldman Sachs & Co.	2/3/23	667
USD	1,761,347	EUR	1,617,627	Goldman Sachs & Co.	2/3/23	2,616
USD	512,444	EUR	484,384	Goldman Sachs & Co.	3/15/23	(15,539)
USD	514,040	EUR	484,864	Goldman Sachs & Co.	3/15/23	(14,466)
USD	379,871	EUR	357,694	Goldman Sachs & Co.	3/15/23	(10,019)
USD	1,041,864	EUR	975,965	Goldman Sachs & Co.	3/15/23	(21,947)

USD	410,000	EUR	381,935	Goldman Sachs & Co.	3/15/23	(6,313)
USD	158,335	EUR	146,731	Goldman Sachs & Co.	3/15/23	(1,603)
USD	234,092	EUR	216,503	Goldman Sachs & Co.	3/15/23	(1,899)
USD	209,234	EUR	193,009	Goldman Sachs & Co.	3/15/23	(1,148)
USD	1,317,216	EUR	1,207,754	Goldman Sachs & Co.	3/15/23	753
USD	2,079,176	EUR	1,906,799	Goldman Sachs & Co.	3/15/23	746
USD	730,677	EUR	672,197	Goldman Sachs & Co.	3/15/23	(2,024)
USD	2,789,816	EUR	2,561,968	Goldman Sachs & Co.	3/15/23	(2,754)
GBP	5,504,350	USD	6,646,227	Bank of America N.A.	3/15/23	145,972
GBP	189,347	USD	232,922	Bank of America N.A.	3/15/23	726
USD	4,708,162	GBP	3,847,418	Bank of America N.A.	3/15/23	(39,434)
USD	1,017,928	GBP	830,893	Bank of America N.A.	3/15/23	(7,369)
USD	201,591	GBP	165,112	Bank of America N.A.	3/15/23	(2,152)
USD	103,320	GBP	86,554	Bank of America N.A.	3/15/23	(3,485)
HUF	268,929,213	USD	666,941	UBS AG	3/16/23	70,075
HUF	2,593,528,107	USD	6,960,249	UBS AG	3/16/23	147,463
IDR	5,330,021,468	USD	342,767	Goldman Sachs & Co.	3/15/23	12,312
IDR	111,964,161,310	USD	7,502,289	Goldman Sachs & Co.	3/15/23	(43,388)
USD	7,408,683	IDR	112,500,848,720	Goldman Sachs & Co.	3/15/23	(85,971)
ILS	5,431,850	USD	1,589,999	UBS AG	3/15/23	(14,031)
ILS	5,282,811	USD	1,570,116	UBS AG	3/15/23	(37,389)
USD	3,571,320	ILS	12,163,915	UBS AG	3/15/23	42,146
USD	5,096,005	ILS	17,337,628	UBS AG	3/15/23	65,758
USD	3,522,092	ILS	12,105,079	UBS AG	3/15/23	9,989
JPY	12,621,648,897	USD	94,132,345	Bank of America N.A.	3/15/23	3,381,440
JPY	442,680,014	USD	3,300,700	Bank of America N.A.	3/15/23	119,408
JPY	213,007,292	USD	1,604,732	Bank of America N.A.	3/15/23	40,944
JPY	68,373,417	USD	521,085	Bank of America N.A.	3/15/23	7,163
JPY	89,833,092	USD	695,235	Bank of America N.A.	3/15/23	(1,193)
USD	823,612	JPY	110,396,090	Bank of America N.A.	3/15/23	(29,299)
USD	776,856	JPY	104,618,469	Bank of America N.A.	3/15/23	(31,417)
USD	317,585	JPY	41,525,491	Bank of America N.A.	3/15/23	(3,238)
USD	3,441,900	JPY	456,602,456	Bank of America N.A.	3/15/23	(85,772)
USD	553,855	JPY	70,516,833	Bank of America N.A.	3/15/23	9,048
KRW	15,978,983,409	USD	12,132,405	Morgan Stanley	3/15/23	842,648
KRW	701,124,658	USD	534,348	Morgan Stanley	3/15/23	34,970
USD	339,537	KRW	428,190,041	Morgan Stanley	3/15/23	(8,157)
USD	657,334	KRW	809,280,908	Morgan Stanley	3/15/23	192
MXN	11,489,292	USD	574,048	UBS AG	3/15/23	31,621
MYR	9,136,966	USD	2,099,294	Goldman Sachs & Co.	3/15/23	51,542
NOK	3,899,867	USD	397,179	UBS AG	3/15/23	(5,726)
NZD	123,663	USD	78,709	Morgan Stanley	3/15/23	1,255
NZD	5,347,610	USD	3,338,433	Morgan Stanley	3/15/23	119,471
NZD	10,873,337	USD	6,962,045	Morgan Stanley	3/15/23	68,937
USD	12,690,738	NZD	19,891,502	Morgan Stanley	3/15/23	(171,624)
USD	3,417,579	NZD	5,359,428	Morgan Stanley	3/15/23	(47,967)
USD	7,042,331	NZD	10,950,072	Morgan Stanley	3/15/23	(38,270)
USD	7,061,169	NZD	10,893,083	Morgan Stanley	3/15/23	17,418
PEN	13,211,051	USD	3,419,806	Goldman Sachs & Co.	3/15/23	4,044
USD	3,849,951	PEN	14,880,061	Morgan Stanley	3/15/23	(6,448)
USD	1,494,962	PLN	6,773,013	UBS AG	3/15/23	(63,779)
RON	3,820,879	USD	811,556	UBS AG	3/15/23	31,093
SEK	34,090,516	USD	3,316,166	UBS AG	3/15/23	(48,903)
SEK	38,212,734	USD	3,710,364	UBS AG	3/15/23	(48,024)
USD	3,519,412	SEK	35,701,973	UBS AG	3/15/23	97,706

THB	44,312,073	USD	1,284,594	Bank of America N.A.	3/15/23	63,447
USD	5,727,851	ZAR	98,645,051	UBS AG	3/15/23	78,833
ZAR	98,645,051	USD	5,727,286	UBS AG	3/15/23	(78,268)
						$7,313,424

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bobl 5-Year Bonds	119	March 2023	$15,175,205	$(343,551)
Euro-Buxl 30-Year Bonds	9	March 2023	1,408,947	(189,568)
Japanese 10-Year Government Bonds	31	March 2023	34,904,621	(449,238)
Korean Treasury 10-Year Bonds	155	March 2023	14,382,611	145,714
U.K. Gilt 10-Year Bonds	71	March 2023	9,148,002	(103,730)
U.S. Treasury 10-Year Notes	365	March 2023	41,798,203	(356,637)
			$116,817,589	$(1,297,010)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	81	March 2023	$16,657,523	$27,685
U.S. Treasury 10-Year Ultra Notes	166	March 2023	20,119,719	(195,503)
U.S. Treasury Long Bonds	63	March 2023	8,182,125	(138,562)
U.S. Treasury Ultra Bonds	23	March 2023	3,260,250	(78,581)
			$48,219,617	$(384,961)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 38	Buy	(5.00)%	6/20/27	$9,851,490	$(1,761)	$(439,443)	$(441,204)
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$32,052,000	(168,311)	(883,711)	(1,052,022)
					$(170,072)	$(1,323,154)	$(1,493,226)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.90%	10/11/23	$2,750,000	$348	$(6,799)	$(6,451)
CPURNSA	Receive	2.97%	10/14/23	$4,150,000	353	(13,013)	(12,660)
CPURNSA	Receive	2.97%	10/14/23	$4,150,000	353	(13,013)	(12,660)
					$1,054	$(32,825)	$(31,771)

NOTES TO SCHEDULE OF INVESTMENTS
AUD	–	Australian Dollar
BRL	–	Brazilian Real
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
CHF	–	Swiss Franc
CLP	–	Chilean Peso
CNY	–	Chinese Yuan
COP	–	Colombian Peso
CPURNSA	–	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	–	Czech Koruna
DKK	–	Danish Krone
EUR	–	Euro
FHLMC	–	Federal Home Loan Mortgage Corporation
GBP	–	British Pound
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
JPY	–	Japanese Yen
KRW	–	South Korean Won
LIBOR	–	London Interbank Offered Rate
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
NOK	–	Norwegian Krone
NZD	–	New Zealand Dollar
PEN	–	Peruvian Sol
PLN	–	Polish Zloty
RON	–	New Romanian Leu
SEK	–	Swedish Krona
SEQ	–	Sequential Payer
SGD	–	Singapore Dollar
SOFR	–	Secured Overnight Financing Rate
THB	–	Thai Baht
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

ZAR	–	South African Rand
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $107,322,220, which represented 15.3% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Perpetual maturity with no stated maturity date.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(6)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $6,624,331.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Hybrid securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$397,143,270	—
Corporate Bonds	—	115,194,943	—
U.S. Treasury Securities	—	46,399,804	—
Preferred Stocks	—	35,194,544	—
Collateralized Loan Obligations	—	16,802,635	—
Asset-Backed Securities	—	16,383,965	—
U.S. Government Agency Securities	—	1,065,926	—
Short-Term Investments	$31,258	59,043,741	—
	$31,258	$687,228,828	—
Other Financial Instruments
Futures Contracts	$27,685	$145,714	—
Forward Foreign Currency Exchange Contracts	—	9,148,930	—
	$27,685	$9,294,644	—
Liabilities
Other Financial Instruments
Futures Contracts	$769,283	$1,086,087	—
Swap Agreements	—	1,524,997	—
Forward Foreign Currency Exchange Contracts	—	1,835,506	—
	$769,283	$4,446,590	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.